Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense benefits [line items]
Provisions For Uncertain Tax Position	£ 858	£ 856
Provision for deferred tax liabilities	3,556	3,600
Unremitted profits	15,000	17,000
Unremitted profits for which deferred tax not provided	831	974
Deferred tax assets recognized on trading losses	£ 1,450	£ 1,060
Tax rate	19.00%	19.00%	19.00%
Overseas [Member]
Income tax expense benefits [line items]
Provision for deferred tax liabilities	£ 204	£ 150
UK [member]
Income tax expense benefits [line items]
Payments of corporation tax	£ 114
Tax rate		17.00%	17.00%
UK [member] | Reduced Tax Rate Cancelled [Member]
Income tax expense benefits [line items]
Tax rate			19.00%
Uk [Member] | Increase In The Headline Rate Of Tax [Member]
Income tax expense benefits [line items]
Headline UK tax rate effective 2023.	25.00%	19.00%